LOAN SERVICING	12 Months Ended
Dec. 31, 2012
LOAN SERVICING [Abstract]
LOAN SERVICING
NOTE 6—LOAN SERVICING

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of these loans are summarized as follows:

	At December 31,
	2012	2011
	(in thousands)
Mortgage loan servicing portfolios
FHLMC	$235	$285
FNMA	127,677	108,275
Other investors	8,294	10,434
	$136,206	$118,994

Custodial balances maintained in connection with the foregoing loan servicing totaled approximately $2.8 million and $1.2 million and are included as deposits at December 31, 2012 and 2011, respectively. Net servicing (loss) on mortgage loans serviced for others was $(66,000) and $(98,000) for the years ended December 31, 2012 and 2011, respectively.